Accounting for Certain Loans Acquired with Deteriorated Credit Quality - Schedule of Impaired Loans (Detail) - USD ($) $ in Thousands		Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding Balance	[1]	$ 236,184	$ 267,151	$ 339,964
Recorded Investment	[2]	129,521	162,139	226,308
Carrying Value	[3]	126,678	158,685	219,062
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding Balance	[1]	110,499	115,863	143,998
Recorded Investment	[2]	93,277	102,987	129,905
Carrying Value	[3]	91,143	100,203	124,871
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding Balance	[1]	107,514	130,825	172,706
Recorded Investment	[2]	27,835	49,202	85,022
Carrying Value	[3]	27,126	48,557	84,541
Commercial non real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding Balance	[1]	14,710	16,697	19,539
Recorded Investment	[2]	5,348	6,361	8,179
Carrying Value	[3]	5,348	6,361	6,448
Agriculture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding Balance	[1]	1,623	1,747	0
Recorded Investment	[2]	1,595	1,746	0
Carrying Value	[3]	1,595	1,746	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding Balance	[1]	1,838	2,019	3,721
Recorded Investment	[2]	1,466	1,843	3,202
Carrying Value	[3]	$ 1,466	$ 1,818	$ 3,202

[1]	Represents the legal balance of loans acquired with deteriorated credit quality.
[2]	Represents the book balance of loans acquired with deteriorated credit quality.
[3]	Represents the book balance of loans acquired with deteriorated credit quality net of the related allowance for loan losses.